UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

8041 Excelsior Drive, Suite 102
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
8401 Excelsior Drive, Suite 102
Madison, WI 53717
 (Name and address of agent for service)

608-960-4616
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2019

Item 1. Schedule of Investments.

Plumb Balanced Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 64.50%
Banks - 0.81%
JPMorgan Chase & Co.	8,000	$894,400
Capital Goods - 3.96%
Honeywell International, Inc.	12,500	2,182,375
Lockheed Martin Corp.	6,000	2,181,240
		4,363,615
Diversified Financials - 4.10%
American Express Co.	19,000	2,345,360
Discover Financial Services	28,000	2,172,520
		4,517,880
Energy - 3.03%
Enbridge, Inc. (b)	51,000	1,840,080
Phillips 66	16,000	1,496,640
		3,336,720
Food, Beverage & Tobacco - 1.79%
Constellation Brands, Inc. - Class A	10,000	1,969,400
Health Care Equipment & Services - 5.40%
Guardant Health, Inc. (a)	12,500	1,079,125
Intuitive Surgical, Inc. (a)	3,500	1,835,925
Medtronic PLC (b)	18,500	1,801,715
Stryker Corp.	6,000	1,233,480
		5,950,245
Media & Entertainment - 3.47%
Alphabet, Inc. - Class A (a)	1,100	1,191,080
Alphabet, Inc. - Class C (a)	500	540,455
Walt Disney Co.	15,000	2,094,600
		3,826,135
Pharmaceuticals, Biotechnology & Life Sciences - 3.25%
Canopy Growth Corp. (a)(b)	17,500	705,425
Exact Sciences Corp. (a)	14,000	1,652,560
Portola Pharmaceuticals, Inc. (a)	45,000	1,220,850
		3,578,835
Retailing - 5.12%
Alibaba Group Holding Ltd. - ADR (a)(b)	10,500	1,779,225
Amazon.com, Inc. (a)	1,050	1,988,311
Booking Holdings, Inc. (a)	1,000	1,874,710
		5,642,246
Semiconductors & Semiconductor Equipment - 2.91%
Microchip Technology, Inc.	20,000	1,734,000
NVIDIA Corp.	9,000	1,478,070
		3,212,070

Software & Services - 29.42%
Adobe, Inc. (a)	6,600	1,944,690
ANSYS, Inc. (a)	9,000	1,843,380
Autodesk, Inc. (a)	12,300	2,003,670
Dassault Systemes SE - ADR (b)	11,000	1,760,440
Fiserv, Inc. (a)	20,000	1,823,200
FleetCor Technologies, Inc. (a)	8,000	2,246,800
Guidewire Software, Inc. (a)	15,000	1,520,700
Mastercard, Inc. - Class A	11,500	3,042,095
Microsoft Corp.	17,500	2,344,300
PayPal Holdings, Inc. (a)	22,000	2,518,120
Salesforce.com, Inc. (a)	10,000	1,517,300
Square, Inc. (a)	28,000	2,030,840
Tyler Technologies, Inc. (a)	9,050	1,954,981
Visa, Inc. - Class A	19,500	3,384,225
WEX, Inc. (a)	12,000	2,497,200
		32,431,941
Technology Hardware & Equipment - 1.24%
Cisco Systems, Inc.	25,000	1,368,250
TOTAL COMMON STOCKS (Cost $54,938,160)		71,091,737

	Principal Amount	Value
CORPORATE BONDS - 33.66%
Air Freight & Logistics - 0.92%
United Parcel Service, Inc.
3.13%, 01/15/2021	$1,000,000	$1,015,084
Auto Components - 0.46%
Toyota Industries Corp.
3.11%, 03/12/2022 (b)	500,000	509,053
Banks - 9.42%
Bank of America Corp.
3.75% (3 Month LIBOR USD + 1.16%), 01/20/2023 (c)	1,000,000	1,011,737
Bank of the Ozarks, Inc.
5.50% (3 Month LIBOR USD + 4.43%), 07/01/2026 (c)	1,305,000	1,324,884
Citigroup, Inc.
3.63% (3 Month LIBOR USD + 1.10%), 05/17/2024 (c)	1,500,000	1,515,030
3.93% (3 Month LIBOR USD + 1.35%), 04/25/2024 (c)	500,000	503,802
Home BancShares, Inc.
5.63% (3 Month LIBOR USD + 3.58%), 04/15/2027 (c)	2,045,000	2,106,043
JPMorgan Chase & Co.
6.75% (3 Month LIBOR USD + 3.78%), 01/29/2050 (c)	1,500,000	1,658,917
Wells Fargo & Co.
6.18% (3 Month LIBOR USD + 3.77%), 03/29/2049 (c)(d)	1,250,000	1,261,875
2.60%, 07/22/2020	1,000,000	1,003,497
		10,385,785

Capital Goods - 4.98%
Boeing Co.
4.88%, 02/15/2020	686,000	696,244
Carlisle Cos, Inc.
3.50%, 12/01/2024	500,000	511,943
5.13%, 12/15/2020	250,000	258,151
General Electric Co. (c)
3.41% (3 Month LIBOR USD + 1.00%), 03/15/2023	1,000,000	988,227
Lockheed Martin Corp.
2.50%, 11/23/2020	1,772,000	1,779,517
Owens Corning
4.20%, 12/15/2022	1,200,000	1,249,672
		5,483,754
Diversified Financials - 1.11%
Goldman Sachs Group, Inc.
2.60%, 04/23/2020	1,223,000	1,225,523

Food, Beverage & Tobacco - 1.02%
Ingredion, Inc.
4.63%, 11/01/2020	1,000,000	1,027,393
PepsiCo, Inc.
4.50%, 01/15/2020	95,000	96,150
		1,123,543
Health Care Equipment and Services - 0.77%
CVS Pass-Through Trust
6.94%, 01/10/2030	219,171	258,042
Owens & Minor, Inc.
3.88%, 09/15/2021	500,000	431,250
UnitedHealth Group, Inc.
2.30%, 12/15/2019	162,000	161,986
		851,278
Insurance - 1.48%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,000,000	1,082,696
Old Republic International Corp.
4.88%, 10/01/2024	500,000	542,238
		1,624,934
Pharmaceuticals, Biotechnology & Life Sciences - 5.51%
Allergan Funding SCS
3.00%, 03/12/2020 (b)	1,000,000	1,003,123
Amgen, Inc.
3.63%, 05/15/2022	1,250,000	1,289,983
AstraZeneca Plc
2.38%, 11/16/2020 (b)	1,000,000	1,000,481
Bio-Rad Laboratories, Inc.
4.88%, 12/15/2020	1,250,000	1,289,551
Zoetis, Inc.
3.45%, 11/13/2020	1,475,000	1,494,009
		6,077,147

Retailing - 0.82%
Amazon.com, Inc.
1.90%, 08/21/2020	900,000	898,176
Semiconductors & Semiconductor Equipment - 0.91%
KLA-Tencor Corp.
3.38%, 11/01/2019	1,000,000	1,001,906
Software & Services - 0.94%
CA, Inc.
4.50%, 08/15/2023	1,000,000	1,034,855
Technology Hardware & Equipment - 2.83%
Apple, Inc.
2.25%, 02/23/2021	400,000	401,555
FLIR Systems, Inc.
3.13%, 06/15/2021	1,405,000	1,419,186
Motorola Solutions, Inc.
4.00%, 09/01/2024	1,250,000	1,302,546
		3,123,287
Transportation - 1.53%
Burlington Northern Santa Fe LLC
4.10%, 06/01/2021	1,645,000	1,688,834
Thrifts & Mortgage Finance - 0.96%
Flagstar Bancorp, Inc.
6.13%, 07/15/2021	1,000,000	1,055,151
TOTAL CORPORATE BONDS (Cost $36,968,529)		37,098,310

	Shares
SHORT TERM INVESTMENTS - 1.53%
Money Market Fund - 1.53%
First American Government Obligations Fund - Class X - 2.29% (e)	1,681,908	1,681,908
TOTAL MONEY MARKET FUNDS (Cost $1,681,908)		1,681,908

Total Investments (Cost $93,588,597) - 99.69%		109,871,955
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.31%		342,658
TOTAL NET ASSETS - 100.00%		$110,214,613

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Canada: 2.31%, Ireland: 1.63%, Cayman Islands: 1.61%, France: 1.60%, Luxembourg: 0.91%, United Kingdom: 0.91%, Japan: 0.46%
(c)	Variable or Floating rate security based on a reference index and spread. The rate listed is as of June 30, 2019.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate listed is as of June 30, 2018.
(e)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these Schedules of Investments.

Plumb Equity Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.27%
Diversified Financials - 8.00%
American Express Co.	13,500	$1,666,440
Discover Financial Services	20,000	1,551,800
		3,218,240
Food, Beverage & Tobacco - 2.94%
Constellation Brands, Inc. - Class A	6,000	1,181,640
Health Care Equipment & Services - 8.24%
Guardant Health, Inc. (a)	9,500	820,135
Intuitive Surgical, Inc. (a)	2,800	1,468,740
Stryker Corp.	5,000	1,027,900
		3,316,775
Media & Entertainment - 3.23%
Alphabet, Inc. - Class A (a)	1,200	1,299,360
Pharmaceuticals, Biotechnology & Life Sciences - 6.80%
Canopy Growth Corp. (a)(b)	15,000	604,650
Exact Sciences Corp. (a)	10,000	1,180,400
Portola Pharmaceuticals, Inc. (a)	35,000	949,550
		2,734,600
Retailing - 9.06%
Alibaba Group Holding Ltd. - ADR (a)(b)	6,500	1,101,425
Amazon.com, Inc. (a)	700	1,325,541
Booking Holdings, Inc. (a)	650	1,218,561
		3,645,527
Semiconductors & Semiconductor Equipment - 5.67%
Microchip Technology, Inc.	14,000	1,213,800
NVIDIA Corp.	6,500	1,067,495
		2,281,295
Software & Services - 53.63%
Adobe, Inc. (a)	5,500	1,620,575
ANSYS, Inc. (a)	6,000	1,228,920
Autodesk, Inc. (a)	9,000	1,466,100
Dassault Systemes SE - ADR (b)	8,400	1,344,336
Fiserv, Inc. (a)	11,500	1,048,340
FleetCor Technologies, Inc. (a)	5,900	1,657,015
Guidewire Software, Inc. (a)	12,000	1,216,560
Mastercard, Inc. - Class A	7,500	1,983,975
Microsoft Corp.	11,000	1,473,560
PayPal Holdings, Inc. (a)	15,000	1,716,900
Square, Inc. (a)	21,000	1,523,130
Tyler Technologies, Inc. (a)	7,000	1,512,140
Visa, Inc. - Class A	12,200	2,117,310
WEX, Inc. (a)	8,000	1,664,800
		21,573,661

Technology Hardware & Equipment - 1.70%
Cisco Systems, Inc.	12,500	684,125
TOTAL COMMON STOCKS (Cost $27,175,844)		39,935,223

SHORT TERM INVESTMENTS - 0.80%
Money Market Fund - 0.80%
First American Government Obligations Fund - Class X - 2.29% (c)	322,269	322,269
TOTAL SHORT TERM INVESTMENTS (Cost $322,269)		322,269

TOTAL INVESTMENTS (Cost $27,498,113) - 100.07%		40,257,492
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.07)%		(29,601)
TOTAL NET ASSETS - 100.00%		$40,227,891

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) Non-income producing security.
(b) Foreign issued security. Foreign concentration is as follows: France: 3.34%, Cayman Islands: 2.74%, Canada: 1.50%
(c) Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these Schedules of Investments.

Notes to the Schedule of Investments (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments)

Equity securities, including common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Office Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds and preferred securities, are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities and preferred securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used in valuing the Funds' assets carried at fair value as of June 30, 2019.

Description	Level 1	Level 2	Level 3	Total

Plumb Balanced Fund
Common Stocks*	$71,091,737	$-	$-	$71,091,737
Corporate Bonds*	-	37,098,310	-	37,098,310
Money Market Funds	1,681,908	-	-	1,681,908
Total	$72,773,645	$37,098,310	$-	$109,871,955

Description	Level 1	Level 2	Level 3	Total

Plumb Equity Fund
Common Stocks*	$39,935,223	$-	$-	$39,935,223
Money Market Funds	322,269	-	-	322,269
Total	$40,257,492	$-	$-	$40,257,492

*For detailed industry descriptions, refer to the Schedules of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. As of and during the period ended June 30, 2019, no securities were transferred into or out of Level 1 or Level 2. It is the Funds' policy to consider transfers into or out of any level as of the end of the reporting period.

The accompanying notes are an integral part of the schedules of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)  /s/ Thomas G. Plumb
                                         Thomas G. Plumb, President

Date   August 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas G. Plumb
                                          Thomas G. Plumb, President

Date   August 29, 2019

By (Signature and Title)* /s/ Nathan Plumb
                                          Nathan Plumb, Chief Financial Officer,
                                          Wisconsin Capital Management

Date   August 29, 2019

* Print the name and title of each signing officer under his or her signature.